Intangible Assets - Summary of Intangible Assets and Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 23,486
Ending balance	22,822	$ 23,486
Impairment losses on intangible assets	787	143	$ 181
Integrated Gas
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment losses on intangible assets	472
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	32,050	31,095
Additions	1,828	1,260
Sales, retirements and other movements	959	322
Currency translation differences	251	17
Ending balance	33,170	32,050	31,095
Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(8,564)	(7,509)
Charge for the year	1,962	1,365
Sales, retirements and other movements	(301)	(328)
Currency translation differences	(123)	(18)
Ending balance	(10,348)	(8,564)	(7,509)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	14,205
Ending balance	14,151	14,205
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	14,973	14,338
Additions	247	674
Sales, retirements and other movements	64	46
Currency translation differences	57	7
Ending balance	15,213	14,973	14,338
Goodwill | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(768)	(622)
Charge for the year	276	135
Sales, retirements and other movements	0	(1)
Currency translation differences	(18)	(12)
Ending balance	(1,062)	(768)	(622)
LNG off-take and sales contracts
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,197
Ending balance	5,362	6,197
LNG off-take and sales contracts | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	10,211	10,365
Additions	0	0
Sales, retirements and other movements	181	154
Currency translation differences	0	0
Ending balance	10,030	10,211	10,365
LNG off-take and sales contracts | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(4,014)	(3,293)
Charge for the year	835	876
Sales, retirements and other movements	(181)	(155)
Currency translation differences	0	0
Ending balance	(4,668)	(4,014)	(3,293)
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	434
Ending balance	487	434
Software | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,958	2,910
Additions	133	137
Sales, retirements and other movements	77	100
Currency translation differences	100	11
Ending balance	3,114	2,958	2,910
Software | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(2,524)	(2,425)
Charge for the year	156	176
Sales, retirements and other movements	(129)	(87)
Currency translation differences	(76)	(10)
Ending balance	(2,627)	(2,524)	(2,425)
Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,650
Ending balance	2,822	2,650
Other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,908	3,482
Additions	1,448	449
Sales, retirements and other movements	637	22
Currency translation differences	94	(1)
Ending balance	4,813	3,908	3,482
Other | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(1,258)	(1,169)
Charge for the year	695	178
Sales, retirements and other movements	9	(85)
Currency translation differences	(29)	4
Ending balance	(1,991)	$ (1,258)	$ (1,169)
Total
Reconciliation of changes in intangible assets and goodwill [abstract]
Ending balance	$ 1,013